Note 7 - Senior Secured Convertible Promissory Note - Schedule of Convertible Notes (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible promissory note	$ 13,640,000	$ 14,000,000	$ 4,000,000
Less: unamortized debt issuance costs		0	(190,100)
Convertible promissory note, net		14,000,000	3,809,900
Senior Secured Convertible Promissory Notes 1 [Member]
Convertible promissory note		0	4,000,000
Senior Secured Convertible Promissory Notes 2 [Member]
Convertible promissory note	0	2,400,000	0
Senior Secured Convertible Promissory Notes 3 [Member]
Convertible promissory note	0	2,400,000	0
Senior Secured Convertible Promissory Notes 4 [Member]
Convertible promissory note	0	2,400,000	0
Senior Secured Convertible Promissory Notes 5 [Member]
Convertible promissory note	0	2,400,000	0
Senior Secured Convertible Promissory Notes 6 [Member]
Convertible promissory note	2,400,000	2,400,000	0
Senior Secured Convertible Promissory Notes 7 [Member]
Convertible promissory note	$ 0	$ 2,000,000	$ 0